SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Summary of annual rates of depreciation on plant and equipment

Office equipment, furniture, and fixtures	3 years straight line balance
Computer equipment	5 years straight line balance
Mine machinery and transportation equipment	5 years straight line balance
Mill machinery and processing equipment	5 - 20 years straight line
Buildings	5 - 20 years straight line